Description of the Plan (Details) - EBP 001		12 Months Ended
	Mar. 07, 2025 USD ($)	Dec. 31, 2025 USD ($) option loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant rollovers	$ 27,100,000	$ 35,039,836
Pretax, maximum annual compensation to total compensation, percentage		75.00%
Automatic deferral rate, annual increase		1.00%
Matching percentage		50.00%
Participant compensation matched, percentage		6.00%
Contributions credited to participants		$ 13,600,000
Investment contribution, minimum increment, percent		1.00%
Number of investment options | option		28
Vesting percentage		100.00%
Vesting period		3 years
Employer contribution vesting percentage, dividends		100.00%
Vested balance, lump sum payout limit		$ 7,000
Vested balance, lump sum payout period		9 years
Minimum borrowing, amount		$ 1,000
Maximum borrowing, amount		$ 50,000
Maximum borrowing, to total account, percentage		50.00%
Maximum number of approved loans | loan		2
Maximum number of loans outstanding | loan		2
Basis spread on variable rate		1.00%
Forfeited nonvested account		$ 66,000	$ 50,000
Forfeited nonvested account, decrease from employer contribution		$ 1,100,000
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate		6.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate		15.00%